Significant Accounting Policies (Details) - Schedule of quantitative information about right of use assets	12 Months Ended
Dec. 31, 2022
Land and buildings [member]
Significant Accounting Policies (Details) - Schedule of quantitative information about right of use assets [Line Items]
Right use of asset	3 years
Motor vehicles [member]
Significant Accounting Policies (Details) - Schedule of quantitative information about right of use assets [Line Items]
Right use of asset	3 years
Bottom of range [member] | Land and buildings [member]
Significant Accounting Policies (Details) - Schedule of quantitative information about right of use assets [Line Items]
Right use of asset	1 year
Bottom of range [member] | Motor vehicles [member]
Significant Accounting Policies (Details) - Schedule of quantitative information about right of use assets [Line Items]
Right use of asset	1 year
Top of range [member] | Land and buildings [member]
Significant Accounting Policies (Details) - Schedule of quantitative information about right of use assets [Line Items]
Right use of asset	11 years
Top of range [member] | Motor vehicles [member]
Significant Accounting Policies (Details) - Schedule of quantitative information about right of use assets [Line Items]
Right use of asset	5 years